DUE TO SHAREHOLDER	6 Months Ended
Apr. 30, 2014
DUE TO SHAREHOLDER [Abstract]
DUE TO SHAREHOLDER

NOTE 3 - DUE TO SHAREHOLDER

As at April 30, 2014, the Corporation was obligated to a shareholder for funds advanced to the Corporation for working capital. The advances are unsecured and no interest rate or payback schedule has been established.